Revenue and Segment Information - Schedule of Disaggregation of Revenue from Contracts with Customers Recognized at a Point in Time (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales of primarily-processed white teas
Revenues from sales of primarily-processed teas	$ 12,219	$ 15,014	$ 24,122
Premium-grade [Member]
Sales of primarily-processed white teas
Revenues from sales of primarily-processed teas	1,824	1,783	3,578
First-grade {member]
Sales of primarily-processed white teas
Revenues from sales of primarily-processed teas	3,409	3,260	5,806
Second-grade [Member]
Sales of primarily-processed white teas
Revenues from sales of primarily-processed teas	2,397	3,029	5,088
Third-grade [Member]
Sales of primarily-processed white teas
Revenues from sales of primarily-processed teas	2,284	3,159	5,413
Premium-grade One [Member]
Sales of primarily-processed white teas
Revenues from sales of primarily-processed teas	434	449	691
First-grade One {member]
Sales of primarily-processed white teas
Revenues from sales of primarily-processed teas	754	776	1,176
Second-grade One [Member]
Sales of primarily-processed white teas
Revenues from sales of primarily-processed teas	581	690	900
Third-grade One [Member]
Sales of primarily-processed white teas
Revenues from sales of primarily-processed teas	530	669	1,031
Sales of refined teas [Member]
Sales of primarily-processed white teas
Revenues from sales of primarily-processed teas	$ 6	$ 1,199	$ 439